Income Tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Loss before tax	€ (173)	€ (1,233)	€ (535)
Tax using the Luxembourg tax rate	(45)	(334)	(156)
Effect of tax rates in foreign jurisdictions	(11)	(10)	15
Permanent differences	(7)	15	12
Change in unrecognized deferred taxes	(43)	329	132
Deferred tax on foreign exchange differences	8	0	0
Other	3	2	1
Income tax (benefit)/expense	€ (95)	€ 2	€ 4